Income Tax Expense	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Income tax expense

4 Income tax expense

(a) Australian tax expense

(i) Numerical reconciliation of income tax expense to prima facie tax payable

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Loss from continuing operations before income tax expense	(32,188,619)	(42,740,210)	(34,199,019)
Tax at the Australian tax rate of 25% (2024: 25%, 2023: 25%)	(8,047,155)	(10,685,053)	(8,549,755)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development tax incentive	(2,342,136)	(323,145)	(1,479,371)
Accounting expenditure subject to R&D tax incentive	5,384,221	742,862	3,400,853
Accrued expenses	242,082	44,172	157,681
Amortization	(629,735)	-	-
Employee leave obligations	917	3,639	3,466
Patent costs	51,254	51,041	51,427
Share-based payments	473,837	660,045	759,472
Unrealized currency movements	43,430	(27,266)	86,276
Subtotal	3,223,870	1,151,348	2,979,804
Tax losses and other timing differences for which no deferred tax asset is recognized	4,827,533	9,533,705	5,569,951
Income tax expense	-	-	-

(ii) Tax losses

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Unused tax losses for which no deferred tax asset has been recognized	102,687,407	83,377,275	45,242,455
Potential tax benefit at 25% (2024: 25%, 2023: 25%)	25,671,852	20,844,319	11,310,614

(b) US tax expense

(i) Income tax expense

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Current tax
Current tax on profits for the year	103,292	96,364	38,005
Total current tax expense	103,292	96,364	38,005

Income tax expense	103,292	96,364	38,005

(ii) Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Loss from continuing operations before income tax expense	(5,930,262)	(5,112,545)	(374,170)
Tax at the US tax rate of 27.5%(2024: 27.5%, 2023: 27.5%)	(1,630,822)	(1,405,950)	(102,897)

Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Accrued expenses	28,021	(17,719)	52,578
Amortization	(19,075)	-	-
Employee leave obligations	(13,835)	26,576	48,373
Unrealized currency (gains)/losses	(9,784)	-	-
Subtotal	(14,673)	8,857	100,951
Tax losses and other timing differences for which no deferred tax asset is recognized	1,748,787	1,493,457	39,951
Income tax expense	103,292	96,364	38,005

(iii) Tax losses

	30 June	30 June	30 June
	2025$	2024$	2023$
Unused tax losses for which no deferred tax asset has been recognized	13,930,988	7,571,756	2,141,003
Potential tax benefit at 27.5% (2024: 27.5%, 2023: 27.5%)	3,831,022	2,082,233	588,776